Changes In Accounting Policies	6 Months Ended
Jun. 30, 2019
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Changes in Accounting Policies

3. CHANGES IN ACCOUNTING POLICIES

A) Adoption of IFRS 16, “Leases”

Effective January 1, 2019, the Company adopted IFRS 16, “Leases” (“IFRS 16”). The Company has applied the new standard using the modified retrospective approach. The modified retrospective approach does not require restatement of prior period financial information as it recognizes the cumulative effect as an adjustment to opening retained earnings and applies the standard prospectively. Therefore, the comparative information in the Company’s consolidated balance sheet, consolidated statements of earnings, other comprehensive income, shareholders’ equity and cash flows has not been restated.

On adoption, Management elected to use the following practical expedients permitted under the standard:

•	Apply a single discount rate to a portfolio of leases with similar characteristics;
•	Account for leases with a remaining term of less than twelve months as at January 1, 2019 as short-term leases;
•	Account for lease payments as an expense and not recognize a ROU asset if the underlying asset is of a low dollar value (less than US$5 thousand);
•	The use of hindsight in determining the lease term where the contract contains terms to extend or terminate the lease;
•	Account for lease and non-lease components as a single lease component for lease liabilities related to storage tanks; and
•

Use the Company’s previous assessment under IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” (“IAS 37”) for onerous contracts instead of reassessing the ROU assets for impairment on January 1, 2019.

The impacts of the adoption of IFRS 16 as at January 1, 2019 are as follows:

	Notes	As Reported at December 31, 2018	Adjustments	Balance on Adoption as at January 1, 2019
Assets
Accounts Receivable and Accrued Revenues	iv	1,238	2	1,240
Property, Plant and Equipment, Net	v	28,698	(3)	28,695
Right-of-Use Assets, Net	ii	-	1,491
	iii	-	(585)
	iv	-	(16)
	v	-	3	893
Other Assets	iv	64	14	78

Liabilities and Shareholders' Equity
Current Portion of Lease Liabilities	i	-	(128)	(128)
Current Portion of Onerous Contract Provisions	iii	(50)	37	(13)
Non-Current Lease Liabilities	i	-	(1,363)
	v	-	(3)	(1,366)
Non-Current Onerous Contract Provisions	iii	(613)	548	(65)
Other Liabilities	v	(158)	3	(155)
Total		29,179	-	29,179

Notes:

i) Lease Liabilities

On adoption of IFRS 16, the Company recognized lease liabilities in relation to leases which had previously been classified as operating leases under the principles of IAS 17, “Leases” (“IAS 17”). Under the principles of the new standard these leases have been measured at the present value of the remaining lease payments, discounted using the Company’s incremental borrowing rates at January 1, 2019. Incremental borrowing rates as at January 1, 2019 range from 4.0 percent to 5.7 percent. Leases with a remaining term of less than twelve months and low-value leases were excluded. Total lease liabilities of $1.5 billion were recorded as at January 1, 2019, of which $128 million was the current portion.

ii) ROU Assets

The associated ROU assets were measured at the amount equal to the lease liability on January 1, 2019 less any amount previously recognized under IAS 37 for onerous contract provisions with no impact on retained earnings.

iii) Onerous Contract Provisions

On initial adoption, Management has applied the practical expedient to use the Company’s previous assessment under IAS 37 for onerous contracts. This resulted in a reduction of $585 million to the December 31, 2018 onerous contract provisions.

iv) Sublease Contracts

On transition, the Company reassessed the classification of its sublease contracts previously classified as operating leases under IAS 17. The Company concluded certain of these subleases were finance leases under IFRS 16 and as a result a $16 million net investment in finance leases was recognized on adoption of IFRS 16, of which, the current portion was $2 million.

v) Reclassify Previously Recognized Finance Leases

Leases accounted for as finance leases under IAS 17 was reclassified to ROU assets and lease liabilities from property, plant and equipment and other liabilities, respectively.

vi) Reconciliation of Commitments to Lease Liability

The following table provides a reconciliation of the commitments as at December 31, 2018 to the Company’s lease liabilities as at January 1, 2019:

Total
Transportation and Storage	23,341
Real Estate	1,831
Capital Commitments	24
Other Long-Term Commitments	490
Commitments as at December 31, 2018	25,686

Less:
Non-Lease Components	(1,143)
Agreements that do not Contain a Lease	(22,811)
Lease Agreements with Assets not yet Available for Use	(507)
Short-Term Leases	(8)

Add:
Provision Previously Recognized under IAS 37	1,064
Finance Lease Liabilities under IAS 17	4
Lease Liabilities Commitments as at December 31, 2018	2,285

Impact of Discounting	(791)
Lease Liability as at January 1, 2019	1,494

B) Update to Significant Accounting Policies

Leases

The Company applied IFRS 16 using the modified retrospective approach; therefore, the comparative information provided continues to be accounted for in accordance with the Company’s previous accounting policy found in the annual Consolidated Financial Statements for the year ended December 31, 2018.

The following accounting policy is applicable from January 1, 2019:

The Company assesses whether a contract is a lease based on whether the contract conveys the right to control the use of an underlying asset for a period of time in exchange for consideration. The Company allocates the consideration in the contract to each lease component on the basis of their relative stand-alone prices. However, for the leases of storage tanks, the Company has elected not to separate non-lease components.

As Lessee

Leases are recognized as a ROU asset and a corresponding lease liability at the date on which the leased asset is available for use by the Company. Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of fixed payments, variable lease payments that are based on an index or a rate, amounts expected to be paid by the lessee under residual value guarantees, the exercise price of purchase options if the lessee is reasonably certain to exercise that option, and payments of penalties for terminating the lease, less any lease incentives receivable. These payments are discounted using the Company’s incremental borrowing rate when the rate implicit in the lease is not readily available. The Company uses a single discount rate for a portfolio of leases with reasonably similar characteristics.

Lease payments are allocated between the liability and finance costs. The finance cost is charged to net earnings over the lease term.

The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in the future lease payments arising from a change in an index or rate, if there is a change in the amount expected to be payable under a residual value guarantee or if there is a change in the assessment of whether the Company will exercise a purchase, extension or termination option that is within the control of the Company.

When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset or is recorded in the consolidated statement of earnings if the carrying amount of the ROU asset has been reduced to zero.

The ROU asset is initially measured at cost, which comprises the initial amount of the lease liability any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or site on which it is located less any lease payments made at or before the commencement date.

The ROU asset is depreciated, on a straight-line basis, over the shorter of the estimated useful life of the asset or the lease term. The ROU asset may be adjusted for certain remeasurements of the lease liability and impairment losses.

Leases that have terms of less than twelve months or leases on which the underlying asset is of low value are recognized as an expense in the consolidated statement of earnings on a straight-line basis over the lease term.

A lease modification will be accounted for as a separate lease if the modification increases the scope of the lease and if the consideration for the lease increases by an amount commensurate with the stand-alone price for the increase in scope. For a modification that is not a separate lease or where the increase in consideration is not commensurate, at the effective date of the lease modification, the Company will remeasure the lease liability using the Company’s incremental borrowing rate, when the rate implicit to the lease is not readily available, with a corresponding adjustment to the ROU asset. A modification that decreases the scope of the lease will be accounted for by decreasing the carrying amount of the ROU asset, and recognizing a gain or loss in net earnings that reflects the proportionate decrease in scope.

As Lessor

As a lessor, the Company assesses at inception whether a lease is a finance or operating lease. Leases where the Company transfers substantially all of the risk and rewards incidental to ownership of the underlying asset are classified as financing leases. Under a finance lease, the Company recognizes a receivable at an amount equal to the net investment in the lease which is the present value of the aggregate of lease payments receivable by the lessor. If substantially all the risks and rewards of ownership of an asset are not transferred the lease is classified as an operating lease. The Company recognizes lease payments received under operating leases as income on a straight-line basis over the lease term as other income.

When the Company is an intermediate lessor, it accounts for its interest in the head lease and the sublease separately.  It assesses the lease classification of a sublease with reference to the ROU asset from the head lease not with reference to the underlying assets. If the head lease is a short-term lease to which the Company applies the exemption for lease accounting, the sublease is classified as an operating lease.

C) Critical Accounting Judgments and Estimate Uncertainty

Critical Judgments in Determining the Lease Term

In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. The assessment is reviewed if a significant event or a significant change in circumstances occurs which affects this assessment.